Accounts Receivable - Accounts Receivable, net (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (4,342)	$ (4,337)	$ (4,961)	$ (4,810)
Accounts receivable - net	181,868	180,337	166,537
Billed Revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	57,721	55,186	61,055
Unbilled Revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 128,489	$ 129,488	$ 110,443